SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Short Term Deposit Weighted Average Interest Rate	1.72%
Percentage of Severance Pay	8.33%
Severance Costs	$ 159	$ 130	$ 102
Minimum Percentage of Cumulative Basis To Be Realized Upon Ultimate Settlement On Measure Tax Benefit	50.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,563,498	1,755,766	1,053,055
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 26	$ 21	$ 21
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.00%
Unrealized loss on available-for-sale marketable securities	$ (6)	$ 0	$ 0